Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share Premium Account	Currency Translation Reserve	Available for Sale Fair Value Reserves	Revaluation Reserve	Hedging Reserve	Reserves	JSOP Reserve	Share Application Reserve	Equity Attributable to Shareholders of EROS International PLC	Non-controlling Interests	Total
Balance at beginning of period at Mar. 31, 2016	$ 30,793	$ 356,865	$ (60,609)	$ 6,622	$ 1,856	$ (1,179)	$ 423,151	$ (17,167)		$ 740,332	$ 68,762	$ 809,094
Statement Line Items [Line Items]
Profit/(Loss) for the year							3,805			3,805	7,650	11,455
Other comprehensive income/(loss) for the year			4,799	(384)	(27)	804				5,192	1,819	7,011
Total comprehensive income/(loss) for the year			4,799	(384)	(27)	804	3,805			8,997	9,469	18,466
Issue of shares, net of transaction costs of Nil	808	29,712								30,520		30,520
Share based compensation							22,901			22,901	570	23,471
Shares issued on exercise of employee stock options and awards	276	13,273					(13,549)
Issue out of treasury shares		(164)						1,182		1,018		1,018
Changes in ownership interest in subsidiaries that do not result in a loss of control							689			689	290	979
Shares pending for allotment
Balance at end of period at Mar. 31, 2017	31,877	399,686	(55,810)	6,238	1,829	(375)	436,997	(15,985)		804,457	79,091	883,548
Statement Line Items [Line Items]
Profit/(Loss) for the year							(22,575)			(22,575)	12,830	(9,745)
Other comprehensive income/(loss) for the year			(912)		6	375				(531)	(241)	(772)
Total comprehensive income/(loss) for the year			(912)		6	$ 375	(22,575)			(23,106)	12,589	(10,517)
Issue of shares, net of transaction costs of Nil	555	15,874								16,429		16,429
Share based compensation							17,316			17,316	602	17,918
Shares issued on exercise of employee stock options and awards	277	8,894					(8,955)			216		216
Issue out of treasury shares
Changes in ownership interest in subsidiaries that do not result in a loss of control							209			209	40,568	40,777
Loss of control in a subsidiary											4,878	4,878
Shares pending for allotment									$ 18,000	18,000		18,000
Shares issued in lieu of convertible notes	2,625	29,543								32,168		32,168
Balance at end of period at Mar. 31, 2018	35,334	453,997	(56,722)	6,238	1,835		422,992	(15,985)	18,000	865,689	137,728	1,003,417
Adoption of IFRS at Mar. 31, 2019			(34)				(14,270)			(14,304)	(3,520)	(17,824)
Statement Line Items [Line Items]
Profit/(Loss) for the year							(423,867)			(423,867)	13,414	(410,453)
Other comprehensive income/(loss) for the year			(7,423)	(24,687)	1,097		(4,441)			(35,454)	(6,008)	(41,462)
Total comprehensive income/(loss) for the year			(7,423)	(24,687)	1,097		(428,308)			(459,321)	7,406	(451,915)
Issue of shares, net of transaction costs of Nil	1,948	70,718							$ (18,000)	54,666		54,666
Share based compensation							21,118			21,118	443	21,561
Shares issued on exercise of employee stock options and awards	302	7,299					(7,447)			154		154
Issue out of treasury shares
Changes in ownership interest in subsidiaries that do not result in a loss of control							3,713			3,713	(6,528)	(2,815)
Shares issued in lieu of convertible notes	1,742	47,999								49,741		49,741
Balance at end of period at Mar. 31, 2019	$ 39,326	$ 580,013	$ (64,179)	$ (18,449)	$ 2,932		$ (2,202)	$ (15,985)		$ 521,456	$ 135,529	$ 656,985